Fair Value Measurements - Level 3 Rollforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Embedded derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	$ (5,592)	$ (2,790)
Total Realized/Unrealized Gains (Losses) Included in Net Income	2,966	(2,802)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(2,626)	(5,592)
Funds withheld payable under reinsurance treaties
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	(4,453)	(3,760)
Total Realized/Unrealized Gains (Losses) Included in Net Income	708	(674)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	(14)	(19)
Transfers in and/or (out of ) Level 3	0	0
Fair Value	(3,759)	(4,453)
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	2	12
Total Realized/Unrealized Gains (Losses) Included in Net Income	0	(10)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	2	2
Limited partnerships
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	1	1
Total Realized/Unrealized Gains (Losses) Included in Net Income	0	0
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	1	1
GMIB reinsurance recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	340	302
Total Realized/Unrealized Gains (Losses) Included in Net Income	(78)	38
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	0	0
Transfers in and/or (out of ) Level 3	0	0
Fair Value	262	340
Policy loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	3,454	3,586
Total Realized/Unrealized Gains (Losses) Included in Net Income	(2)	(2)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income	0	0
Purchases, sales, issuances and settlements	15	(130)
Transfers in and/or (out of ) Level 3	0	0
Fair Value	3,467	3,454
Debt securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value	$ 0	0
Total Realized/Unrealized Gains (Losses) Included in Net Income		0
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income		(1)
Purchases, sales, issuances and settlements		0
Transfers in and/or (out of ) Level 3		1
Fair Value		$ 0